Fixed Assets (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 09, 2022	Sep. 30, 2021	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation					$ 280,053	$ 6,149	$ 28,699	$ 11,038
Acquisition of machinery and equipment							3,770,766	3,770,766
Acquisition of machinery					468,669	$ 846,540
Fixed assets of write off								10,201
Payment of machinery and equipment							2,221,830	16,600
Machinery transferred to fixed assets		$ 1,157,260
Payments to acquire assembly machine							$ 1,360,170
Exercise price	$ 5.32						$ 4.38
Additional consideration, value				$ 200,000			$ 200,000
Balance due on fixed assets							500,000
Balance due on machinery					100,000
Equity Option [Member]
Additional consideration, value							$ 253,337
Common Stock [Member]
Additional consideration, shares			28,571	28,571			71,429
Share price							$ 7.00
Fair market value for purchase of assets							$ 500,000
Additional consideration, value				$ 3			3
Other Assets [Member]
Payment of machinery and equipment								295,600
Third Party [Member]
Acquisition of machinery and equipment								1,150,000
Payment of machinery and equipment							$ 861,660
Equity Option [Member]
Acquisition of machinery					$ 63,612			$ 16,600
Stock options issued							71,429
Exercise price							$ 7.00